IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 68,000	$ 54,000
Commitments to extend credit to private equity investments	585	573
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		6,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	2,000	1,000
Later than nine months and not later than one year [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	10,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	13,000	12,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	37,000	31,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 6,000	$ 4,000